ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income:
Interest-income revaluation of bank deposits	$ 225	$ 61	$ 175
Revaluation of warrants	30	40	62
Exchange rate differences		448
Finance income	255	549	237
Finance expense:
Liability in respect of research and development grants	1,171	762	969
Interest expense and amortization of deferred costs- loan from bank			283
Bank commissions	81	40	108
Exchange rate differences	363		192
Interest expense of lease liability	60	66	115
Finance expense	$ 1,675	$ 868	$ 1,667